CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investing activities
Other cash flows from investing activities		$ 13	$ (3)	$ (3)	[1]
Financing activities
Proceeds from borrowings, net of fees paid	[2]	194	2,087	2,081	[1]
Net increase / (decrease) in cash and cash equivalents		(1,271)	1,017	714	[1]
Cash and cash equivalents at beginning of period		3,107
Cash and cash equivalents at end of period		1,902	3,107
Veon Ltd.
Operating activities
Net cash flows from operating activities		(104)	(108)	(27)
Investing activities
Receipt of capital surplus from a subsidiary		0	0	(1)
Other cash flows from investing activities		2	0	3
Cash flows from (used in) investing activities		2	0	2
Financing activities
Proceeds from borrowings, net of fees paid		100	60	0
Cash flows from (used in) financing activities		100	60	0
Net increase / (decrease) in cash and cash equivalents		(2)	(48)	(25)
Cash and cash equivalents at beginning of period		6	54	79
Cash and cash equivalents at end of period		$ 4	$ 6	$ 54

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	** Fees paid in 2023 for borrowings were US$18 (2022: US$11, 2021: US$32).